INVENTORIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories [Line Items]
Inventory write-down	$ 1,963,411	$ 619,858	$ 808,031